Summary of Significant Accounting Policies (Details,Textual)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jan. 30, 2019	Jun. 30, 2017 USD ($)
Cash	$ 744,436	$ 2,004,625	$ 4,809,040		$ 322,518
Working capital	$ 2,300,000	$ 1,200,000
Foreign currency exchange rate translation	1.00
Impairment charges	$ 0
Miscellaneous sales tax	7.00%
Equity interest,description		The Company generally considers an ownership interest of 20% or higher to represent significant influence.
Equity interest description minor influence		Equity interest of more than 3-5% has generally been viewed as more than minor so that may imply significant influence.
Customer deposits description	The Company has approximately $1.1 million deferred revenue which it expects to realize as does not expect to make any significant refund based on historical experience. Excluding deferred revenue, our working capital was approximately $3.4 million. Although the Company incurred net loss of approximately $4.7 million, its net operating cash outflow for the year was only approximately $1.1 million.
Defined contribution plan	$ 429,354	$ 730,454
Property plant and equipment depreciation methods		Depreciation is computed using the straight-line method over the estimated useful lives of the assets with a 0% - 5% residual value.
Accumulated other comprehensive income (loss)	(83,012)	$ (251,958)
Income tax examination description		An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.
Interest rate				6.00%
Cash minimum of approximately	1,000,000
Security offering of approximately	$ 12,000,000
Existing leases, description	(1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. The Company also adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. On July 1, 2019, the Company recognized approximately $2.1 million of right of use ("ROU") assets and approximately $2.1 million of operating lease liabilities and approximately $0.1 million financing lease liabilities based on the present value of the future minimum rental payments of leases, using incremental borrowing rate of 6.73%.
Deferred revenue	$ 1,061,162	$ 227,622
Net loss incurred	(4,687,667)	(3,102,902)	125,827
Net operating cash outflow for the year	$ (1,138,336)	$ (7,134,495)	$ (320,272)
RMB [Member]
Foreign currency exchange rate translation	7.08	6.87
Hong Kong, Dollars [Member]
Foreign currency exchange rate translation	7.75
Income Statement [Member]
Foreign currency exchange rate translation		1.00
Income Statement [Member] | RMB [Member]
Foreign currency exchange rate translation	7.02	6.82
Income Statement [Member] | Hong Kong, Dollars [Member]
Foreign currency exchange rate translation	7.77
Minimum [Member]
Chinese value-added tax	3.00%
Maximum [Member]
Chinese value-added tax	6.00%
Puhui Beijing [Member]
Ownership percentage	9.7923%
Beijing Haidai [Member]
Ownership percentage	43.00%
Twenty Limited Partners [Member]
Capital contributions		$ 4,300,000
Twenty Limited Partners [Member] | RMB [Member]
Capital contributions		$ 30,000,000
Liquidity [Member]
Change in accounting principle, effect of change on operating results	$ 700,000
Beijing Haipeng [Member]
Ownership percentage	40.00%